VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 31.7%
Banks: 0.0%
Sberbank of Russia PJSC (ADR) #∞ ø	11,512,504	$12
TCS Group Holding Plc (GDR) #*∞ ø	1,390,470	13,905
VTB Bank PJSC (GDR) #∞ ø	33,438,675	33
		13,950
Diversified Financials: 0.0%
Moscow Exchange MICEX-RTS PJSC #∞ ø	23,250,212	2,823
Energy: 1.9%
Gazprom PJSC (ADR) #∞ ø	22,886,069	228,861
LUKOIL PJSC (ADR) #∞ ø	2,063,982	20,640
Novatek PJSC (GDR) #∞ ø	745,294	7,453
Rosneft Oil Co. PJSC (GDR) #∞ ø	16,922,345	169,223
Surgutneftegas PJSC (ADR) #∞ ø	15,805,736	158,057
Tatneft PJSC (ADR) #∞ ø	3,573,912	35,739
		619,973
Food & Staples Retailing: 0.2%
Magnit PJSC (GDR) #∞ ø	6,131,826	61,318
X5 Retail Group NV (GDR) #∞ ø	1,970,269	19,703
		81,021
Materials: 0.5%
Alrosa PJSC #∞ ø	44,100,290	5,355
Evraz Plc #∞ ø	266,000	0
MMC Norilsk Nickel PJSC (ADR) #∞ ø	5,291,784	52,918
Novolipetsk Steel PJSC (GDR) #∞ ø	2,227,246	22,272
PhosAgro PJSC (GDR) #∞ ø	2,131,566	21,316
Polymetal International Plc #∞ ø	2,980	11,854
Polyus PJSC (GDR) #∞ ø	1,155,875	11,559
Raspadskaya OJSC #∞ ø	4,043,436	203
Severstal PAO (GDR) #∞ ø	3,409,691	34,097
		159,574
Media & Entertainment: 0.1%
VK Co. Ltd. (GDR) # *∞ ø	2,338,938	23,389
	Number of Shares	Value
Media & Entertainment (continued)
Yandex NV # *∞ ø	1,754,686	$17,547
		40,936
Retailing: 0.1%
Ozon Holdings Plc (ADR) # * †∞ ø	1,881,257	18,813
Telecommunication Services: 28.7%
Mobile TeleSystems PJSC (ADR) #∞ ø	7,426,519	74,265
Rostelecom PJSC #∞ ø	18,499,769	2,247
VEON Ltd. (ADR) *	13,619,567	9,299,440
		9,375,952
Utilities: 0.2%
Inter RAO UES PJSC #∞ ø	625,132,010	75,912
Irkutsk Electronetwork Co. JSC # *∞ ø	7,410,870	7
		75,919
Total Common Stocks (Cost: $1,877,479,569)		10,388,961

PREFERRED SECURITIES: 0.0% (Cost: $52,551,779)
Energy: 0.0%
Transneft PJSC 5.78% # ø	27,240	3
Total Investments Before Collateral for Securities Loaned: 31.7% (Cost: $1,930,031,348)		10,388,964

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3% (Cost: $1,402,634)
Money Market Fund: 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio	1,402,634	1,402,634
Total Investments: 36.0% (Cost: $1,931,433,982)		11,791,598
Other assets less liabilities: 64.0%		20,932,938
NET ASSETS: 100.0%		$32,724,536

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,089,524 which represents 3.3% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
ø	Restricted Security – the aggregate value of restricted securities is $1,089,524, or 3.3% of net assets
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,795.
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VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	90.7%	$9,416,888
Consumer Discretionary	0.2	18,812
Consumer Staples	0.8	81,021
Energy	6.0	619,977
Financials	0.1	16,773
Materials	1.5	159,574
Utilities	0.7	75,919
	100.0%	$10,388,964
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